UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E. MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                              MR. ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                  414-765-5344
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end:  MARCH 31, 2006
                          --------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                 ANNUAL REPORT
                                 MARCH 31, 2006

                     (CAN SLIM(R) SELECT GROWTH FUND LOGO)
                Advised by Duncan-Hurst Capital Management, L.P.

                              WWW.DUNCAN-HURST.COM

Dear Fellow Investor,

Welcome to the CAN SLIM(R) Select Growth Fund advised by Duncan-Hurst Capital Management, L.P. Enclosed is the Fund's first Annual Report containing financial statements for the period beginning with the Fund's inception on September 26, 2005 through March 31, 2006.

We encourage you to visit our website at www.duncan-hurst.com for regular
                                         --------------------
updates on the Fund. As the adviser to a new mutual fund, we are very interested in your feedback. If you have suggestions to improve our service, please call or email your comments to funds@dhcm.com.
                                      --------------

Thank you for your investment in the CAN SLIM(R) Select Growth Fund. We appreciate the opportunity to serve your investment needs and honor the trust placed in us.

Sincerely,

/s/William H. Duncan, Jr.               /s/James Peterson

William H. Duncan, Jr.                  James Peterson
Portfolio Manager, CEO                  Portfolio Manager

MARKET REVIEW
-------------

The CAN SLIM(R) Select Growth Fund invests in stocks of all capitalization ranges that exhibit quarterly and annual earnings growth, show leadership in an industry, have new products or services, and other characteristics consistent with the CAN SLIM(R) investment philosophy. A notable aspect of the Fund's strategy is the ability to increase the portfolio's allocation to cash. Denoted by the "M" in CAN SLIM(R), certain market conditions may warrant increasing investments in cash.

For the period beginning September 26, 2005, the inception of the Fund, and ending March 31, 2006, the Fund posted a positive return of 14.30% versus 16.80% for the Russell 2500 Growth Index and 7.56% for the S&P 500. The Fund's performance benefited from stock selection in the financials, consumer staples and materials groups, while the primary detractor resulted from underperformance of energy stocks during the first quarter of 2006. The Fund's concentration in small and mid cap stocks was another contributor to the results as large cap stocks underperformed for the period. Generally, during the period, the market was trending upward; this led to low cash levels for the Fund. The exception was during October 2005 when we held a higher level of cash driven by the market downtrend.

Driven by globalization and growth in third-world economies, opportunities are available in this market and we will continue to seek those companies exhibiting the characteristics consistent with the CAN SLIM(R) philosophy.

      PLEASE REFER TO THE NEXT PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

SINCE THE FUND SELECTS STOCKS FROM A PROPRIETARY LIST OF SECURITIES LICENSED BY THE ADVISER, THERE IS A CHANCE THAT SUCH LICENSE MAY TERMINATE CAUSING THE FUND TO SHIFT INVESTMENT STRATEGIES UNEXPECTEDLY. THIS COULD HAVE A NEGATIVE EFFECT ON FUND PERFORMANCE.

THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH WILL INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND INVESTS IN SMALL-AND MEDIUM-CAPITALIZATION COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. THE FUND WILL EXPERIENCE SIGNIFICANT PORTFOLIO TURNOVER, WHICH MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE FUND'S SHAREHOLDERS. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

Must be preceded or accompanied by a current prospectus.

Short term performance, in particular, is not a good indication of the fund's future performance, and an investment should not be made based solely on returns.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund's investment style. The Standard & Poor's Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinions of William H. Duncan, Jr. and James Peterson and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The "CAN SLIM(R) Select" mark, along with the right to use the "CAN SLIM(R) Select List" has been licensed to the Adviser by IBD(R) for use by the Fund under certain circumstances. The Fund is not sponsored, endorsed or sold by IBD(R).

"CAN SLIM," "Investor's Business Daily," and "IBD" are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM(R) Select Growth Fund is distributed by Quasar Distributors, LLC. (05/06)

SECTOR ALLOCATION
AT MARCH 31, 2006 (UNAUDITED)

Consumer Discretionary                      15.74%
Consumer Staples                             1.24%
Energy                                       6.60%
Financials                                  12.74%
Health Care                                  6.27%
Industrials                                 19.24%
Information Technology                      25.19%
Materials                                    9.58%
Telecommunication Services                   1.88%
Utilities                                    0.42%
Cash*<F1>                                    1.10%

*<F1>   Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

   As a shareholder of the CAN SLIM(R) Select Growth Fund ("the Fund"), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING           ENDING           EXPENSES PAID
                          ACCOUNT           ACCOUNT           DURING PERIOD
                       VALUE 10/1/06     VALUE 3/31/06    10/1/06-3/31/06*<F2>
                       -------------     -------------    --------------------
Actual                     $1,000            $1,121               $8.99
Hypothetical
  (5% return
  before expenses)          1,000             1,016                8.55

*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.70% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

VALUE OF $10,000 VS RUSSELL 2500 GROWTH INDEX

     Date       CAN SLIM(R) Select Growth Fund      Russell 2500 Growth Index
     ----       ------------------------------      -------------------------
   9/26/2005                $10,000                          $10,000
   9/30/2005                $10,190                          $10,168
  10/31/2005                 $9,540                           $9,836
  11/30/2005                $10,190                          $10,385
  12/31/2005                $10,200                          $10,444
   1/31/2006                $11,580                          $11,235
   2/28/2006                $10,940                          $11,201
   3/31/2006                $11,420                          $11,680

                                  Total Return
                          Period Ended March 31, 2006

                    1 Month                            4.39%
                    3 Month                           11.96%
                    Since Inception (9/26/05)         14.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 and is not intended to imply any future performance.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

As of March 31, 2006, the Russell 2500 Growth Index returned 4.27%, 11.83% and 16.80% for the 1-month, 3-month and since inception (9/26/05) periods, respectively.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month-end may be obtained by calling (800) 558-9105 or visiting www.duncan-hurst.com.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2006

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 98.9%

AUTOMOBILES & COMPONENTS: 2.6%
  13,470    Keystone Automotive Industries, Inc. (a)<F3>           $   568,569
  34,062    Tata Motors, Ltd. - ADR                                    709,852
  11,960    Thor Industries, Inc.                                      638,185
                                                                   -----------
                                                                     1,916,606
                                                                   -----------
BANKS: 0.8%
  17,630    Ban Colombia S.A. - ADR                                    615,287
                                                                   -----------
CAPITAL GOODS: 15.9%
   7,990    American Science & Engineering, Inc. (a)<F3>               746,266
  21,550    ASV, Inc. (a)<F3>                                          694,341
  13,396    Beacon Roofing Supply, Inc. (a)<F3>                        544,414
  15,210    Bucyrus International, Inc. - Class A                      732,970
  51,780    Comfort Systems USA, Inc.                                  699,030
  21,049    Encore Wire Corp. (a)<F3>                                  713,140
  11,030    Gardner Denver, Inc. (a)<F3>                               719,156
  15,520    Heico Corp.                                                422,610
   5,570    Jacobs Engineering Group, Inc. (a)<F3>                     483,142
  44,970    JLG Industries, Inc.                                     1,384,626
  23,460    Joy Global, Inc.                                         1,402,204
  21,624    Ladish Co., Inc. (a)<F3>                                   626,447
  14,900    MSC Industrial Direct Co., Inc. - Class A                  804,898
   6,784    Reliance Steel & Aluminum Co.                              637,153
   8,620    Thomas & Betts Corp. (a)<F3>                               442,896
   9,038    Watsco, Inc.                                               642,150
                                                                   -----------
                                                                    11,695,443
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES: 0.8%
  17,686    Team, Inc. (a)<F3>                                         588,236
                                                                   -----------
CONSUMER DURABLES & APPAREL: 1.7%
   8,210    Garmin, Ltd. (b)<F4>                                       652,120
  12,863    Gildan Activewear, Inc. (a)<F3>(b)<F4>                     611,250
                                                                   -----------
                                                                     1,263,370
                                                                   -----------
CONSUMER SERVICES: 0.6%
   7,720    Las Vegas Sands Corp. (a)<F3>                              437,415
                                                                   -----------
DIVERSIFIED FINANCIALS: 9.9%
   3,021    BlackRock, Inc. - Class A                                  422,940
   5,000    Cbot Holdings, Inc. - Class A (a)<F3>                      597,000
   1,176    Chicago Mercantile Exchange Holdings, Inc.                 526,260
  24,517    E*Trade Financial Corp. (a)<F3>                            661,469
  12,225    GFI Group, Inc. (a)<F3>                                    634,600
  12,850    IntercontinentalExchange, Inc. (a)<F3>                     887,292
  16,808    International Securities Exchange, Inc.                    700,053
  16,120    Investment Technology Group, Inc. (a)<F3>                  802,776
   3,860    Legg Mason, Inc.                                           483,774
  29,878    optionsXpress Holdings, Inc.                               868,852
  49,389    TradeStation Group, Inc. (a)<F3>                           682,556
                                                                   -----------
                                                                     7,267,572
                                                                   -----------
ENERGY: 6.6%
  11,580    Atlas America, Inc. (a)<F3>                                553,640
  13,930    Core Laboratories N.V. (a)<F3>(b)<F4>                      662,372
  12,407    Dril-Quip, Inc. (a)<F3>                                    879,036
   7,251    Petroleo Brasileiro S.A. - ADR                             628,444
   4,297    Schlumberger, Ltd. (b)<F4>                                 543,871
   3,987    Tenaris S.A. - ADR                                         720,331
  18,587    Tetra Technologies, Inc. (a)<F3>                           874,333
                                                                   -----------
                                                                     4,862,027
                                                                   -----------
FOOD BEVERAGE & TOBACCO: 1.2%
   7,262    Hansen Natural Corp. (a)<F3>                               915,375
                                                                   -----------
HEALTH CARE EQUIPMENT & SERVICES: 4.2%
  22,690    Abaxis, Inc. (a)<F3>                                       514,609
  12,422    Hologic, Inc. (a)<F3>                                      687,558
  18,744    Natus Medical, Inc. (a)<F3>                                384,252
  16,410    Psychiatric Solutions, Inc. (a)<F3>                        543,663
   6,900    Schick Technologies, Inc. (a)<F3>                          344,310
  18,005    Vital Images, Inc. (a)<F3>                                 613,611
                                                                   -----------
                                                                     3,088,003
                                                                   -----------
INSURANCE: 0.9%
  11,900    W.R. Berkley Corp.                                         690,914
                                                                   -----------
MATERIALS: 9.6%
  12,250    Allegheny Technologies, Inc.                               749,455
   8,256    Aluminum Corp. of China, Ltd. - ADR                        864,568
  13,480    Commercial Metals Co.                                      721,045
  11,434    Eagle Materials, Inc.                                      729,032
  18,642    Empire Resources, Inc.                                     514,519
  26,113    Gerdau S.A. - ADR                                          588,065
  37,760    Goldcorp, Inc. (b)<F4>                                   1,104,480
  17,291    NewMarket Corp.                                            822,879
  19,773    Titanium Metals Corp. (a)<F3>                              959,979
                                                                   -----------
                                                                     7,054,022
                                                                   -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 2.1%
  16,094    Celgene Corp. (a)<F3>                                      711,677
  13,173    Gilead Sciences, Inc. (a)<F3>                              819,624
                                                                   -----------
                                                                     1,531,301
                                                                   -----------
REAL ESTATE: 1.1%
  10,094    C.B. Richard Ellis Group, Inc. - Class A (a)<F3>           814,586
                                                                   -----------
RETAILING: 10.8%
   9,080    The Andersons, Inc.                                        710,328
  25,010    Coldwater Creek, Inc. (a)<F3>                              695,278
  25,862    Dress Barn, Inc. (a)<F3>                                 1,240,083
   9,331    Guess o, Inc. (a)<F3>                                      364,935
  18,800    Gymboree Corp. (a)<F3>                                     489,552
  15,118    JOS. A. Bank Clothiers, Inc. (a)<F3>                       724,908
  11,150    The Pantry, Inc. (a)<F3>                                   695,649
  45,944    PetMed Express, Inc. (a)<F3>                               816,425
  17,230    Select Comfort Corp. (a)<F3>                               681,447
  11,809    WESCO International, Inc. (a)<F3>                          803,130
  12,540    Zumiez, Inc. (a)<F3>                                       766,194
                                                                   -----------
                                                                     7,987,929
                                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 10.0%
  30,981    Atheros Communications, Inc. (a)<F3>                       811,393
  11,907    Broadcom Corp. - Class A (a)<F3>                           513,906
  19,531    Diodes, Inc. (a)<F3>                                       810,537
  14,041    Formfactor, Inc. (a)<F3>                                   552,092
  29,779    Intersil Corp. - Class A                                   861,209
  33,096    MEMC Electronic Materials, Inc. (a)<F3>                  1,221,904
  21,230    Microsemi Corp. (a)<F3>                                    618,005
  19,800    Netlogic Microsystems, Inc. (a)<F3>                        815,958
  26,720    Trident Microsystems, Inc. (a)<F3>                         776,483
  20,000    Vimicro International Corp. - ADR (a)<F3>                  360,000
                                                                   -----------
                                                                     7,341,487
                                                                   -----------
SOFTWARE & SERVICES: 7.3%
  69,528    24/7 Real Media, Inc. (a)<F3>                              727,263
  10,200    Bankrate, Inc. (a)<F3>                                     444,312
  40,395    Concur Technologies, Inc. (a)<F3>                          748,519
  32,960    Cybersource Corp. (a)<F3>                                  367,834
  14,345    Global Payments, Inc.                                      760,428
  63,840    Homestore, Inc. (a)<F3>                                    418,790
  37,568    Informatica Corp. (a)<F3>                                  584,182
  31,725    The Knot, Inc. (a)<F3>                                     574,223
  17,230    Satyam Computer Services, Ltd. - ADR                       753,985
                                                                   -----------
                                                                     5,379,536
                                                                   -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 7.9%
  20,060    Daktronics, Inc.                                           732,190
  13,818    Komag, Inc. (a)<F3>                                        657,737
  16,340    Micronetics, Inc (a)<F3>                                   361,441
  13,140    Multi-Fineline Electronix, Inc. (a)<F3>                    768,559
  37,456    Napco Security Systems, Inc. (a)<F3>                       621,395
  22,083    Neoware, Inc. (a)<F3>                                      654,098
  25,880    Oplink Communications, Inc. (a)<F3>                        448,759
  22,160    Optelecom-NKF, Inc. (a)<F3>                                545,136
  19,877    Rackable Systems, Inc. (a)<F3>                           1,050,499
                                                                   -----------
                                                                     5,839,814
                                                                   -----------
TELECOMMUNICATION SERVICES: 1.9%
  19,662    America Movil S.A. de C.V. - ADR                           673,620
  11,998    NII Holdings, Inc. (a)<F3>                                 707,522
                                                                   -----------
                                                                     1,381,142
                                                                   -----------
TRANSPORTATION: 2.6%
  14,940    C.H. Robinson Worldwide, Inc.                              733,405
  26,317    Celadon Group, Inc. (a)<F3>                                576,079
  19,108    Genesee & Wyoming, Inc. - Class A (a)<F3>                  586,233
                                                                   -----------
                                                                     1,895,717
                                                                   -----------
UTILITIES: 0.4%
   8,120    Ormat Technologies, Inc.                                   309,372
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $65,409,027)                                                72,875,154
                                                                   -----------

SHORT-TERM INVESTMENTS: 0.9%

MONEY MARKET INVESTMENTS: 0.9%
 646,786    UMB Money Market Fiduciary                                 646,786
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $646,786)                                                      646,786
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES: 99.8%
  (Cost $66,055,813)                                                73,521,940
Other Assets in Excess of Liabilities: 0.2%                            156,501
                                                                   -----------
NET ASSETS: 100.0%                                                 $73,678,441
                                                                   -----------
                                                                   -----------

(a)<F3>  Non-income producing security.
(b)<F4>  U.S. Security of foreign company.
ADR American Depositary Receipt.

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
at march 31, 2006

ASSETS
   Investments in securities, at value
     (cost $66,055,813)                                            $73,521,940
   Cash                                                                      9
   Receivables:
       Dividends and interest                                           48,198
       Fund shares sold                                              1,075,993
   Investments securities sold                                       1,045,016
   Prepaid expenses                                                     18,091
                                                                   -----------
           Total assets                                             75,709,247
                                                                   -----------
LIABILITIES
   Payables:
       Investments securities purchased                              1,833,660
       Fund shares redeemed                                             57,159
       Investment advisory fees                                         16,589
       Custody fees                                                     12,879
       Administration fees                                              19,097
       Distribution fees                                                30,361
       Fund accounting fees                                              8,506
       Transfer agent fees                                              20,255
       Chief compliance officer fees                                     1,500
   Accrued expenses                                                     30,800
                                                                   -----------
           Total liabilities                                         2,030,806
                                                                   -----------
NET ASSETS                                                         $73,678,441
                                                                   -----------
                                                                   -----------
   Net asset value, offering and redemption price
     per share ($73,678,441/6,449,568 shares
     outstanding; unlimited number of shares
     authorized without par value)                                 $     11.42
                                                                   -----------
                                                                   -----------
COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $69,045,505
   Accumulated net realized loss on investments                     (2,833,191)
   Net unrealized appreciation on investments                        7,466,127
                                                                   -----------
           Net assets                                              $73,678,441
                                                                   -----------
                                                                   -----------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
for the period ended march 31, 2006*<F5>

INVESTMENT INCOME
   Income
       Dividends (net of foreign taxes
         withheld of $3,605)                                        $   83,005
       Interest                                                         24,610
                                                                    ----------
           Total Income                                                107,615
                                                                    ----------
EXPENSES (NOTE 3)
       Investment advisory fees                                        151,430
       Distribution fees                                                37,857
       Administration fees                                              33,916
       Transfer agent fees                                              29,197
       Custody fees                                                     24,423
       Registration fees                                                24,253
       Fund accounting fees                                             17,020
       Audit fees                                                       17,000
       Shareholder reporting                                            13,582
       Legal fees                                                        4,000
       Trustee fees                                                      3,434
       Chief Compliance Officer fees                                     3,000
       Miscellaneous fees                                                1,927
       Insurance expense                                                   426
                                                                    ----------
           Total expenses                                              361,465
           Less:  fees waived (See Note 3)                            (104,389)
                                                                    ----------
           Net expenses                                                257,076
                                                                    ----------
               NET INVESTMENT LOSS                                    (149,461)
                                                                    ----------
REALIZED AND UNREALIZED GAIN/LOSS
  ON INVESTMENTS
   Net realized loss on investments                                 (2,833,191)
   Change in net unrealized appreciation on investments              7,466,127
                                                                    ----------
       Net realized and unrealized gain on investments               4,632,936
                                                                    ----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                              $4,483,475
                                                                    ----------
                                                                    ----------

*<F5>   Fund commenced operations on September 26, 2005.

                See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED
                                                           MARCH 31, 2006*<F7>
                                                           -------------------
INCREASE IN NET ASSETS FROM

OPERATIONS
   Net investment loss                                         $  (149,461)
   Net realized loss on investments                             (2,833,191)
   Change in net unrealized
     appreciation on investments                                 7,466,127
                                                               -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                               4,483,475
                                                               -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F6> (b)<F8>           69,194,966
                                                               -----------
       TOTAL INCREASE IN NET ASSETS                             73,678,441
                                                               -----------
NET ASSETS
   Beginning of period                                                  --
                                                               -----------
   END OF PERIOD                                               $73,678,441
                                                               -----------
                                                               -----------

(a)<F6>   A summary of capital share transactions is as follows:

                                                      PERIOD ENDED
                                                  MARCH 31, 2006*<F7>
                                               -------------------------
                                               SHARES              VALUE
                                               ------              -----
Shares sold                                   7,112,836         $76,413,397
Shares redeemed (b)<F8>                        (663,268)         (7,218,431)
                                              ---------         -----------
Net decrease                                  6,449,568         $69,194,966
                                              ---------         -----------
                                              ---------         -----------

  *<F7>   Fund commenced operations on September 26, 2005.
(b)<F8>   Net of redemption fees of $17,198.

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period

                                                              PERIOD ENDED
                                                           MARCH 31, 2006*<F9>
                                                           -------------------
Net asset value, beginning of period                             $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment loss                                            (0.02)
   Net realized and unrealized
     gain (loss) on investments                                    1.44
                                                                 ------
   Total from investment operations                                1.42
                                                                 ------
LESS DISTRIBUTIONS
   From net investment income                                        --
   From net realized gain                                            --
                                                                 ------
   Total distributions                                               --
                                                                 ------
   Paid-in capital from redemption fees (Note 2)                   0.00**<F10>
                                                                 ------
   Net asset value, end of period                                $11.42
                                                                 ------
                                                                 ------
   Total return                                                  14.20%^<F12>

RATIO/SUPPLEMENTAL DATA
   Net assets, end of period (millions)                           $73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and expenses absorbed                       2.39%+<F11>
   After fees waived and expenses absorbed                        1.70%+<F11>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
   Before fees waived and expenses absorbed                     (1.68)%+<F11>
   After fees waived and expenses absorbed                      (0.99)%+<F11>
   Portfolio turnover rate                                      117.71%^<F12>

  *<F9>   Fund commenced operations on September 26, 2005.
**<F10>   Less than $0.01 per share.
 +<F11>   Annualized.
 ^<F12>   Not annualized.

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2006

NOTE 1 - ORGANIZATION

   The CAN SLIM(R) Select Growth Fund (the "Fund"), Advised by Duncan-Hurst Capital Management, L.P. is a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund commenced operations on September 26, 2005.

   The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At March 31, 2006, the Fund held fair valued securities with a market value of $0 and 0.0% of total net assets.

       Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

       The Fund may invest in securities traded on foreign exchanges. Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

   B. Federal Income Taxes. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

       Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. As of March 31, 2006, the Fund had post-October losses of $2,526,769. At March 31, 2006, the Fund has an estimated capital loss carryforward of $206,378, which is limited to approximately $206,378 each year through 2014 and expires in 2014.

   C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   D. Distributions to Shareholders. Distributions to shareholders from net investment income and realized gains on securities for the Fund normally are declared on an annual basis. Distributions are recorded on the ex-dividend date.

   E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on the value of shares redeemed that are held for less than one month. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

   G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America required that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended March 31, 2006, the Fund decreased paid in capital by $149,461 and decreased accumulated net investment loss by $149,461 as a result of net operating loss and other reclassifications.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

   Duncan-Hurst Capital Management, L.P. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended March 31, 2006, the advisory fees incurred were $151,430.

   The Advisor has contractually agreed to limit the Fund's expenses so that its annual ratio of expenses to average net assets will not exceed 1.70%. For the year ended March 31, 2006, the Advisor has waived $104,389 in fees for the Fund.

   The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.

   At March 31, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $104,389. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

   Year of Expiration           Amount
   ------------------           ------
   March 31, 2009              $104,389

   The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $75 million             0.20% of average daily net assets
$75 to $150 million           0.15% of average daily net assets
$150 to $200 million          0.10% of average daily net assets
Over $200 million             0.05% of average daily net assets

For the period ended March 31, 2006, the Fund incurred $33,916 in administration fees.

   UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Fund.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are an affiliate of the Administrator. Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

   The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the period ended March 31, 2006, the Fund incurred $37,857 in distribution fees.

   For the period ended March 31 2006, the Fund was allocated $3,000 in Chief Compliance Officer Fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   For the period ended March 31, 2006, the cost of purchases and the proceeds from the sales of securities, other than short-term investments, were $104,967,909 and $36,724,321, respectively.

   There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2006.

NOTE 5 - ACCUMULATED EARNINGS FOOTNOTE

   As of March 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments                                        $66,155,857
                                                           -----------
                                                           -----------
Gross unrealized appreciation                              $ 8,216,537
Gross unrealized depreciation                                 (850,454)
                                                           -----------
Net unrealized appreciation                                $ 7,366,083
                                                           -----------
Undistributed ordinary income                              $        --
Undistributed long-term capital gain                       $        --
                                                           -----------
Total distributable earnings                                        --
Other accumulated gains/(losses)                            (2,733,147)
                                                           -----------
Total accumulated earnings/(losses)                        $ 4,632,936
                                                           -----------
                                                           -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
CAN SLIM(R) SELECT GROWTH FUND AND THE
BOARD OF TRUSTEES OF PROFESSIONALLY MANAGED PORTFOLIOS

     We have audited the accompanying statement of assets and liabilities of CAN SLIM(R) Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 26, 2005 (commencement of operation) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM(R) Select Growth Fund as of March 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period September 26, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
APRIL 28, 2006

TRUSTEES AND EXECUTIVE OFFICERS

   The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

   The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                             TERM OF         PRINCIPAL                        IN FUND
                           POSITION         OFFICE AND      OCCUPATION                     COMPLEX*<F13>         OTHER
NAME, ADDRESS                WITH           LENGTH OF       DURING PAST                      OVERSEEN        DIRECTORSHIPS
AND AGE                    THE TRUST       TIME SERVED      FIVE YEARS                      BY TRUSTEES           HELD
-------------              ---------       -----------      -----------                    -------------     -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry           Chairman        Indefinite       President, Talon                     1            None.
(born 1943)                and             Term             Industries, Inc.
2020 E. Financial Way      Trustee         since            (administrative,
Suite 100                                  May 1991.        management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook            Trustee         Indefinite       Financial Consultant;                1            None.
(born 1939)                                Term             formerly Senior Vice
2020 E. Financial Way                      since            President, Rockefeller
Suite 100                                  May 1991.        Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel            Trustee         Indefinite       Owner, Golf                          1            None.
(born 1938)                                Term             Adventures, LLC,
2020 E. Financial Way                      since            (Vacation Services).
Suite 100                                  May 1991.        Formerly President
Glendora, CA 91741                                          and Founder, National
                                                            Investor Data Services,
                                                            Inc. (investment related
                                                            computer software).

Rowley W.P. Redington      Trustee         Indefinite       President; Intertech                 1            None.
(born 1944)                                Term             Computer Services
2020 E. Financial Way                      since            Corp. (computer
Suite 100                                  May 1991.        services and
Glendora, CA 91741                                          consulting).

Steven J. Paggioli         Trustee         Indefinite       Consultant since                     1            Trustee,
(born 1950)                                Term             July 2001; formerly,                              Managers
2020 E. Financial Way                      since            Executive Vice                                    Funds; Trustee,
Suite 100                                  May 1991.        President, Investment                             Managers
Glendora, CA 91741                                          Company                                           AMG Funds;
                                                            Administration,                                   Director,
                                                            LLC ("ICA")                                       Guardian
                                                            (mutual fund                                      Mutual
                                                            administrator).                                   Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky           President       Indefinite       Vice President, U.S.                 1            Not
(born 1947)                                Term since       Bancorp Fund                                      Applicable.
2020 E. Financial Way                      Aug. 2002.       Services, LLC since
Suite 100                  Chief           Indefinite       July 2001; formerly,
Glendora, CA 91741         Compliance      Term since       Senior Vice President,
                           Officer         September        ICA (May 1997-
                                           2004.            July 2001).

Eric W. Falkeis            Treasurer       Indefinite       Chief Financial                      1            Not
(born 1973)                                Term since       Officer, U.S. Bancorp                             Applicable.
615 East Michigan St.                      Aug. 2002.       Fund Services, LLC
Milwaukee, WI 53202                                         since April 2006;
                                                            formerly Vice
                                                            President, U.S.
                                                            Bancorp Fund
                                                            Services, LLC;
                                                            formerly Chief
                                                            Financial Officer,
                                                            Quasar Distributors,
                                                            LLC.

Angela L. Pingel           Secretary       Indefinite       Counsel, U.S.                        1            Not
(born 1971)                                Term since       Bancorp Fund                                      Applicable.
615 East Michigan St.                      December         Services LLC since
Milwaukee, WI 53202                        2005.            2004; formerly,
                                                            Associate, Krukowski
                                                            & Costello, S.C.,
                                                            (2002-2004);
                                                            formerly, Vice
                                                            President - Investment
                                                            Operations, Heartland
                                                            Advisors, Inc. (1994-2002).

All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F13> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

INFORMATION ABOUT PROXY VOTING
(unaudited)

     Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-558-9105 or by accessing the SEC's website at www.sec.gov. Information
                                                    -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 will be available after August 31, 2006 by calling 1-800-558-9105 or through the SEC's website at www.sec.gov.
                                                       -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(unaudited)

     The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-558-9105. Furthermore, you will be able to obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                -----------

                               INVESTMENT ADVISOR
                     Duncan-Hurst Capital Management, L.P.
                        4365 Executive Drive, Suite 1520
                              San Diego, CA 92121

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                 UMB Bank, N.A.
                              928 Grand Boulevard
                             Kansas City, MO 64106

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (800) 558-9105

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

                         CAN SLIM(R) Select Growth Fund
                                 Symbol - CSSGX
                               CUSIP - 742935448

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steve Paggioli are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FYE  03/31/2006       FYE  03/31/2005
                              ---------------       ---------------

Audit Fees                         $15,000               N/A
Audit-Related Fees                 N/A                   N/A
Tax Fees                           $2,000                N/A
All Other Fees                     N/A                   N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE  03/31/2006      FYE  03/31/2005
----------------------                ---------------      ---------------

Registrant                                 N/A                  N/A
Registrant's Investment Adviser            N/A                  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------

     By (Signature and Title)*<F14>  /s/ Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

     Date      June 6, 2006
            ----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14>  /s/ Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

     Date      June 6, 2006
            ----------------------------------------------------

     By (Signature and Title)*<F14>  /s/ Eric W. Falkeis
                                     ---------------------------
                                     Eric W. Falkeis, Treasurer

     Date      June 6, 2006
            ----------------------------------------------------

*<F14> Print the name and title of each signing officer under his or her signature.